Revenues - Summary of Net Operating Revenue (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Revenue from supply of energy	R$ 24,872	R$ 23,701	R$ 23,430
Revenue from use of the electricity distribution systems (TUSD)	2,045	1,611	1,705
CVA, and Other financial components	1,973	988	(1,455)
Transmission concession revenue	411	371	312
Transmission construction revenue	96	25	54
Transmission indemnity revenue	250	373	751
Generation indemnity revenue	55	271
Distribution construction revenue	802	1,094	1,139
Adjustment to expectation of cash flow from indemnifiable financial assets of distribution concession		9	8
Revenue on financial updating of the Concession Grant Fee	321	317	300
Energy transactions on the CCEE	217	860	161
Supply of gas	1,995	1,759	1,444
Fine for violation of service continuity indicator	(44)
Other operating revenues	1,585	1,484	1,421
Deductions on revenue	(12,312)	(11,151)	(10,497)
Net operating revenue	R$ 22,266	R$ 21,712	R$ 18,773